Cost of Sales (Details) - Schedule of cost of sales - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of cost of sales [Abstract]
Changes in inventories of finished goods and work in progress		$ 114,905	$ 76,800	$ (24,475)
Materials consumed in production		2,343,747	43,443	29,619
Purchases of finished goods		2,755,152	7,053,841	19,044,582
Labor		460,394	2,887,199	1,061,943
Depreciation		32,405	142,278	352,739
Rental				452
Outsourced manufacturing cost		1,751,272
Outsourced service cost		848,362
Taxes and surcharges	[1]	22,202	130,728	75,736
Water and electricity		30,528	63,969	62,027
Inventory provision		(42,884)	42,919	196,124
Others		681	237,561	128,773
Foreign currency translation difference		(60,966)	35,780	(76,269)
Cost of sales		$ 8,377,731	$ 10,714,519	$ 20,851,252

[1]	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).